Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	000-14319
Entity Registrant Name	AMERICAN CLEAN RESOURCES GROUP, INC.
Entity Central Index Key	0000773717
Entity Tax Identification Number	84-0991764
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12567 West Cedar Drive
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80228-2039
City Area Code	1.720
Local Phone Number	458.1124
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.001 par value
Trading Symbol	ACRG
Entity Emerging Growth Company	false